Business Combination - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2023	Sep. 30, 2023	Apr. 12, 2023	May 23, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	May 27, 2022
Business Acquisition [Line Items]
Increase in TRA liability								$ 2,500
Change in fair value of warrant liability		$ 0				$ (4,406)	$ 1,619	$ 2,870
Warrants or rights exercise price		$ 0.0025			$ 0.0025	$ 0.0025		$ 0.0025
Period of new warrants exercisable closing date						30 days		30 days
Nomura Promissory Note [Member]
Business Acquisition [Line Items]
Principal amount of unsecured promissory note			$ 26,300						$ 24,500
Debt instrument maturity date			Sep. 30, 2024
Interest rate of promissory note			16.00%
Debt description						The Amended and Restated Nomura Promissory Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after November 13, 2023. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the Amended and Restated Nomura Promissory Note together with all accrued and unpaid interest thereon.		The amended note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after April 12, 2023. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the promissory note together with all accrued and unpaid interest thereon.
Nomura Promissory Note [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Principal amount of unsecured promissory note	$ 28,900
Debt instrument maturity date	Dec. 31, 2024
Interest rate of promissory note	16.00%
Tax Receivable Agreement [Member]
Business Acquisition [Line Items]
Percentage of pay sellers to amount of tax benefit						85.00%		85.00%
Warrants [Member]
Business Acquisition [Line Items]
Class of warrants or rights exercisable period						10 days		10 days
Common Stock [Member]
Business Acquisition [Line Items]
Exchange of stock units to common stock					0	1,700,000		259,752
Cantor Fitzgerald [Member] | FEF Shares [Member]
Business Acquisition [Line Items]
Restricted cash received		$ 11,400			$ 11,400	$ 11,400
Common Class A [Member]
Business Acquisition [Line Items]
common stock, par value		$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Business combination units issued				130,000,000
Warrant, exercise price, decrease per share				$ 0.0025
Change in fair value of warrant liability								$ 2,900
Warrants exercised		11,800,000			11,800,000	11,800,000		11,800,000
Period of subject to certain ant dilution adjustments exercisable								30 days
Warrants or rights exercise price		$ 287.5			$ 287.5	$ 287.5		$ 287.5
Dividend comprising number of new warrants payable holders						1,028,000,000		1,028,000,000
Subject to certain ant dilution adjustments exercisable term								5 years
Warrants issued		8,700,000			8,700,000	8,700,000		8,500,000
Common Class A [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination units issued				126,178,932
Business combination, direct and incremental costs				$ 79,200
Common Class A [Member] | FEF Shares [Member]
Business Acquisition [Line Items]
Net proceeds in business combination				23,400
Common Class A [Member] | Warrants [Member]
Business Acquisition [Line Items]
Business combination transaction, assumed liability				$ 12,500
Common Class A [Member] | Canceled Units [Member]
Business Acquisition [Line Items]
Business combination units issued				3,821,069
Common Class A [Member] | Up-C Units [Member]
Business Acquisition [Line Items]
Business combination units issued				2,000,880
Class V Common Stock Units [Member] | Non Economic Voting Shares [Member]
Business Acquisition [Line Items]
common stock, par value				$ 0.0001
As previously reported | Nomura Promissory Note [Member]
Business Acquisition [Line Items]
Principal amount of unsecured promissory note			$ 26,200
As previously reported | Common Class A [Member]
Business Acquisition [Line Items]
Business combination units issued				130,000,000
As previously reported | Common Class A [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination units issued				126,178,932
As previously reported | Common Class A [Member] | Canceled Units [Member]
Business Acquisition [Line Items]
Business combination units issued				3,821,069
As previously reported | Common Class A [Member] | Up-C Units [Member]
Business Acquisition [Line Items]
Business combination units issued				2,000,880
As previously reported | Common Class A [Member] | Non Economic Voting Shares [Member]
Business Acquisition [Line Items]
common stock, par value				$ 0.0001